UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Series Emerging Markets Debt Local Currency Fund Fidelity® Series Emerging Markets Debt Local Currency Fund : FSEDX

This annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Emerging-markets local debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include U.S. dollar weakness versus most EM currencies, the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, currency exposure and security selection were the primary detractors from the fund's performance versus the benchmark, the J.P. Morgan Government Bond Index - Emerging Markets Global Diversified Index, for the year. This included an out-of-benchmark allocation to multinational bonds.
•Our security choices in Colombia also weighed on relative performance, as did non-benchmark exposure to the United States.
•Security selection and an underweight, on average, in Malaysia was another noteworthy relative detractor.
•In contrast, the biggest country contributor to performance versus the benchmark was an underweight in China, given the underperformance of this market.
•Other relative contributors included an underweight in India, security selection and an underweight in Thailand, and an overweight in Brazil. The fund's cash position was a strong relative contributor in 2025.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 30, 2020 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Emerging Markets Debt Local Currency Fund	19.35%	2.16%	3.76%
J.P. Morgan GBI-EM Global Diversified Index	19.26%	1.12%	2.81%
A   From October 30, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$473,016,297
Number of Holdings	246
Total Advisory Fee	$0
Portfolio Turnover	59%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.5
AAA - 1.9
AA - 4.9
A - 2.9
BBB - 17.9
BB - 10.6
Not Rated - 48.6
Short-Term Investments and Net Other Assets (Liabilities) - 12.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 84.0
Corporate Bonds - 2.8
U.S. Treasury Obligations - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 12.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 13.2
Mexico - 10.1
Indonesia - 9.1
Brazil - 7.9
South Africa - 7.2
India - 6.8
China - 4.7
Malaysia - 4.7
Poland - 4.7
Others - 31.6

TOP HOLDINGS (% of Fund's net assets)
United Mexican States	10.1
Indonesia Government	9.1
South African Republic	7.2
Republic of India	6.8
Peoples Republic of China	4.7
Malaysia Government	4.7
Republic of Poland	4.7
Romanian Republic	4.7
Kingdom of Thailand	4.6
Czech Republic	4.3
60.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914395.101    6287-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Series Emerging Markets Debt Fund Fidelity® Series Emerging Markets Debt Fund : FEDCX

This annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers included the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included security selection and an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain in 2025.
•It helped to underweight several investment-grade bond markets, including China, Indonesia and the Philippines, all of which trailed the benchmark.
•The fund also benefited from overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% for the year.
•Other noteworthy relative detractors included security selection in Brazil and Ghana.
•As of year-end, the top country overweights in the fund were Brazil, Mexico, Colombia, Chile and Guatemala. Underweights were most pronounced in China, the Philippines, Bahrain, Malaysia and Indonesia.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Emerging Markets Debt Fund	14.87%	3.46%	5.29%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	14.30%	2.29%	4.54%
J.P. Morgan Emerging Markets Bond Index Global Diversified Index	14.30%	1.78%	4.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,631,689,997
Number of Holdings	501
Total Advisory Fee	$0
Portfolio Turnover	24%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.8
AA - 7.4
A - 3.2
BBB - 21.4
BB - 24.9
B - 12.4
CCC,CC,C - 13.3
D - 0.2
Not Rated - 3.5
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 9.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 56.3
Corporate Bonds - 28.7
U.S. Treasury Obligations - 2.8
Preferred Securities - 1.3
Fixed-Income Funds - 0.9
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 9.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 13.6
Mexico - 6.6
Brazil - 4.7
Colombia - 4.4
Saudi Arabia - 3.9
Chile - 3.5
Turkey - 3.5
United Arab Emirates - 3.4
Argentina - 3.3
Others - 53.1

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	3.3
Turkish Republic	2.8
Arab Republic of Egypt	2.7
Dominican Republic Bond	2.7
Colombian Republic	2.5
Petroleos Mexicanos	2.4
Republic of Nigeria	2.3
United Mexican States	2.0
Romanian Republic	1.9
Saudi Arabian Oil Co	1.8
24.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914343.101    2295-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the “Funds”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$54,600	$2,500	$10,600	$800
Fidelity Series Emerging Markets Debt Local Currency Fund	$53,800	$2,400	$10,100	$800

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$53,200	$5,000	$10,300	$1,700
Fidelity Series Emerging Markets Debt Local Currency Fund	$52,300	$4,900	$10,500	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
PwC	$13,778,800	$15,325,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Emerging Markets Debt Fund
Fidelity® Series Emerging Markets Debt Local Currency Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Emerging Markets Debt Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA Series A6, 1.9554% (b) (Cost $2,555,669)	407,295	3,066,001

Fixed-Income Funds - 0.9%
	Shares	Value ($)
iShares JP Morgan USD Emerging Markets Bond ETF (Cost $14,293,033)	150,000	14,442,000

Foreign Government and Government Agency Obligations - 56.3%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania Ministry of Finance & Economy 4.75% 2/14/2035 (g)	EUR	1,505,000	1,788,927
ANGOLA - 1.4%
Angola Republic 8% 11/26/2029 (e)		4,890,000	4,776,399
Angola Republic 8.25% 5/9/2028 (e)		5,065,000	5,087,461
Angola Republic 8.75% 4/14/2032 (e)		5,075,000	4,935,476
Angola Republic 9.125% 11/26/2049 (e)		3,555,000	3,061,677
Angola Republic 9.244% 1/15/2031 (e)		1,065,000	1,073,315
Angola Republic 9.375% 5/8/2048 (e)		3,740,000	3,278,166
Angola Republic 9.875% 10/15/2035 (e)		1,135,000	1,124,717
TOTAL ANGOLA			23,337,211
ARGENTINA - 3.3%
Argentine Republic 0.75% 7/9/2030 (h)		18,831,706	16,044,613
Argentine Republic 1% 7/9/2029		3,971,026	3,540,170
Argentine Republic 3.5% 7/9/2041 (h)		2,500,000	1,730,000
Argentine Republic 4.125% 7/9/2035 (h)		25,563,027	19,018,892
Argentine Republic 5% 1/9/2038 (h)		14,581,997	11,330,212
TOTAL ARGENTINA			51,663,887
ARMENIA - 0.5%
Republic of Armenia 3.6% 2/2/2031 (e)		3,805,000	3,466,127
Republic of Armenia 6.75% 3/12/2035 (e)		4,700,000	4,890,961
TOTAL ARMENIA			8,357,088
BAHAMAS (NASSAU) - 0.2%
Commonwealth of the Bahamas 8.25% 6/24/2036 (e)		2,200,000	2,451,394
BAHRAIN - 0.4%
Bahrain Kingdom 5.625% 5/18/2034 (e)		3,055,000	2,929,929
Bahrain Kingdom 5.875% 2/6/2034 (e)		1,515,000	1,508,031
Bahrain Kingdom 6.625% 10/6/2037 (e)		1,135,000	1,132,429
Bahrain Kingdom 7.5% 2/12/2036 (e)		1,195,000	1,291,747
TOTAL BAHRAIN			6,862,136
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (e)		3,010,000	3,127,571
Republic of Benin 8.375% 1/23/2041 (e)		1,070,000	1,125,843
TOTAL BENIN			4,253,414
BERMUDA - 0.3%
Bermuda Government International Bond 3.375% 8/20/2050 (e)		965,000	668,562
Bermuda Government International Bond 3.717% 1/25/2027 (e)		620,000	615,737
Bermuda Government International Bond 4.75% 2/15/2029 (e)		2,270,000	2,283,961
Bermuda Government International Bond 5% 7/15/2032 (e)		1,005,000	1,015,683
TOTAL BERMUDA			4,583,943
BRAZIL - 2.1%
Brazilian Federative Republic 10% 1/1/2027	BRL	39,435,000	6,968,699
Brazilian Federative Republic 10% 1/1/2031	BRL	6,000,000	963,154
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (i)	BRL	20,000,000	2,209,135
Federative Republic of Brazil 4.75% 1/14/2050		7,800,000	5,666,700
Federative Republic of Brazil 5% 1/27/2045		3,440,000	2,764,315
Federative Republic of Brazil 5.625% 2/21/2047		2,355,000	1,997,040
Federative Republic of Brazil 6% 10/20/2033		1,880,000	1,900,210
Federative Republic of Brazil 6.625% 3/15/2035		1,680,000	1,732,080
Federative Republic of Brazil 7.125% 1/20/2037		3,180,000	3,487,411
Federative Republic of Brazil 8.25% 1/20/2034		5,204,000	6,039,242
TOTAL BRAZIL			33,727,986
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		7,745,000	7,082,803
Chilean Republic 3.1% 1/22/2061		7,500,000	4,661,250
Chilean Republic 3.5% 1/31/2034		1,775,000	1,630,337
Chilean Republic 4% 1/31/2052		3,825,000	3,024,619
Chilean Republic 4.34% 3/7/2042		1,410,000	1,259,129
Chilean Republic 5.33% 1/5/2054		2,835,000	2,737,193
TOTAL CHILE			20,395,331
COLOMBIA - 2.5%
Colombian Republic 3% 1/30/2030		5,600,000	5,037,200
Colombian Republic 3.125% 4/15/2031		3,355,000	2,910,463
Colombian Republic 3.875% 2/15/2061		3,690,000	2,118,983
Colombian Republic 4.125% 5/15/2051		3,120,000	1,927,380
Colombian Republic 5% 6/15/2045		11,700,000	8,576,100
Colombian Republic 5.2% 5/15/2049		5,390,000	3,972,430
Colombian Republic 6.125% 1/18/2041		1,475,000	1,306,850
Colombian Republic 7.375% 4/25/2030		1,485,000	1,568,160
Colombian Republic 7.375% 9/18/2037		845,000	858,519
Colombian Republic 7.5% 2/2/2034		1,110,000	1,155,509
Colombian Republic 7.75% 11/7/2036		2,390,000	2,490,978
Colombian Republic 8% 4/20/2033		1,720,000	1,849,000
Colombian Republic 8.5% 4/25/2035		3,475,000	3,825,975
Colombian Republic 8.75% 11/14/2053		1,690,000	1,859,423
TOTAL COLOMBIA			39,456,970
COSTA RICA - 1.1%
Costa Rica Government International Bond 5.625% 4/30/2043 (e)		2,865,000	2,758,995
Costa Rica Government International Bond 6.125% 2/19/2031 (e)		5,675,000	5,981,450
Costa Rica Government International Bond 6.55% 4/3/2034 (e)		3,600,000	3,918,780
Costa Rica Government International Bond 7% 4/4/2044 (e)		965,000	1,055,710
Costa Rica Government International Bond 7.3% 11/13/2054 (e)		3,295,000	3,692,048
TOTAL COSTA RICA			17,406,983
COTE D'IVOIRE - 0.9%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (e)		3,675,000	3,676,139
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (e)		2,623,000	2,658,896
Cote d'Ivoire Treasury Bill 7.625% 1/30/2033 (e)		4,230,000	4,575,000
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (e)		1,700,000	1,836,108
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (e)		1,805,000	1,960,392
TOTAL COTE D'IVOIRE			14,706,535
DOMINICAN REPUBLIC - 2.7%
Dominican Republic Bond 4.5% 1/30/2030 (e)		5,960,000	5,829,439
Dominican Republic Bond 4.875% 9/23/2032 (e)		6,360,000	6,120,800
Dominican Republic Bond 5.3% 1/21/2041 (e)		2,450,000	2,224,600
Dominican Republic Bond 5.875% 1/30/2060 (e)		5,790,000	5,176,260
Dominican Republic Bond 6% 7/19/2028 (e)		2,999,000	3,076,599
Dominican Republic Bond 6.6% 6/1/2036 (e)		1,358,000	1,430,993
Dominican Republic Bond 6.85% 1/27/2045 (e)		4,046,000	4,215,932
Dominican Republic Bond 7.05% 2/3/2031 (e)		5,660,000	6,078,500
Dominican Republic Bond 7.15% 2/24/2055 (e)		2,245,000	2,398,056
Dominican Republic Bond 7.45% 4/30/2044 (e)		6,031,000	6,659,732
TOTAL DOMINICAN REPUBLIC			43,210,911
ECUADOR - 1.6%
Ecuador Government International Bond 5% 7/31/2040 (e)(h)		2,800,000	2,174,813
Ecuador Government International Bond 6.9% 7/31/2030 (e)(h)		10,406,894	10,292,418
Ecuador Government International Bond 6.9% 7/31/2035 (e)(h)		16,325,000	14,382,325
TOTAL ECUADOR			26,849,556
EGYPT - 2.8%
Arab Republic of Egypt 7.0529% 1/15/2032 (e)		830,000	863,723
Arab Republic of Egypt 7.3% 9/30/2033 (e)		5,100,000	5,238,618
Arab Republic of Egypt 7.5% 1/31/2027 (e)		5,596,000	5,737,523
Arab Republic of Egypt 7.5% 2/16/2061 (e)		6,705,000	5,845,419
Arab Republic of Egypt 7.625% 5/29/2032 (e)		3,200,000	3,399,232
Arab Republic of Egypt 7.903% 2/21/2048 (e)		3,265,000	3,030,247
Arab Republic of Egypt 8.5% 1/31/2047 (e)		7,939,000	7,781,199
Arab Republic of Egypt 8.7002% 3/1/2049 (e)		3,665,000	3,651,440
Arab Republic of Egypt 8.875% 5/29/2050 (e)		2,930,000	2,975,796
Arab Republic of Egypt 9.45% 2/4/2033 (e)		1,890,000	2,162,973
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (i)	EGP	42,275,000	857,765
Arab Republic of Egypt Treasury Bills 0% 4/14/2026 (i)	EGP	59,125,000	1,157,505
Arab Republic of Egypt Treasury Bills 0% 6/9/2026 (i)	EGP	43,950,000	830,214
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (e)		1,110,000	1,176,367
TOTAL EGYPT			44,708,021
EL SALVADOR - 0.7%
El Salvador Republic 0.25% 4/17/2030 (e)		1,765,000	46,772
El Salvador Republic 7.1246% 1/20/2050 (e)		1,492,000	1,369,880
El Salvador Republic 7.625% 2/1/2041 (e)		1,035,000	1,031,512
El Salvador Republic 7.65% 6/15/2035 (e)		5,940,000	6,158,236
El Salvador Republic 9.25% 4/17/2030 (e)		1,765,000	1,918,758
El Salvador Republic 9.65% 11/21/2054 (e)		1,035,000	1,185,075
TOTAL EL SALVADOR			11,710,233
GABON - 0.1%
Gabonese Republic 7% 11/24/2031 (e)		2,965,000	2,268,166
GEORGIA - 0.1%
Georgia Republic 2.75% 4/22/2026 (e)		2,135,000	2,110,981
GHANA - 0.6%
Ghana Republic 0% 1/3/2030 (e)(i)		625,309	552,416
Ghana Republic 0% 7/3/2026 (e)(i)		295,409	289,870
Ghana Republic 5% 7/3/2029 (e)(h)		5,278,064	5,186,226
Ghana Republic 5% 7/3/2035 (e)(h)		4,460,150	4,070,909
TOTAL GHANA			10,099,421
GUATEMALA - 1.2%
Republic of Guatemala 4.9% 6/1/2030 (e)		485,000	482,939
Republic of Guatemala 5.25% 8/10/2029 (e)		1,200,000	1,210,500
Republic of Guatemala 5.375% 4/24/2032 (e)		2,015,000	2,031,120
Republic of Guatemala 6.125% 6/1/2050 (e)		4,110,000	4,020,114
Republic of Guatemala 6.25% 8/15/2036 (e)		2,785,000	2,913,836
Republic of Guatemala 6.55% 2/6/2037 (e)		1,500,000	1,596,375
Republic of Guatemala 6.6% 6/13/2036 (e)		5,670,000	6,088,276
Republic of Guatemala 6.875% 8/15/2055 (e)		1,705,000	1,824,652
TOTAL GUATEMALA			20,167,812
HUNGARY - 1.6%
Hungary Government 2.125% 9/22/2031 (e)		2,950,000	2,535,422
Hungary Government 3.125% 9/21/2051 (e)		5,810,000	3,572,801
Hungary Government 5.25% 6/16/2029 (e)		3,185,000	3,245,117
Hungary Government 5.5% 3/26/2036 (e)		3,200,000	3,197,375
Hungary Government 5.5% 6/16/2034 (e)		2,890,000	2,930,460
Hungary Government 6.25% 9/22/2032 (e)		1,125,000	1,197,539
Hungary Government 6.75% 10/22/2028	HUF	522,420,000	1,616,317
Hungary Government 6.75% 9/25/2052 (e)		3,800,000	4,028,000
Hungary Government 7% 10/24/2035	HUF	489,480,000	1,516,381
Hungary Government 7.625% 3/29/2041		1,655,000	1,935,440
TOTAL HUNGARY			25,774,852
INDONESIA - 1.4%
Indonesia Government 5.25% 1/17/2042 (e)		3,000,000	3,009,750
Indonesia Government 5.95% 1/8/2046 (e)		2,100,000	2,232,825
Indonesia Government 6.625% 2/17/2037 (e)		3,549,000	4,050,296
Indonesia Government 6.75% 1/15/2044 (e)		3,035,000	3,513,316
Indonesia Government 7.75% 1/17/2038 (e)		4,298,000	5,384,449
Indonesia Government 8.5% 10/12/2035 (e)		4,169,000	5,345,700
TOTAL INDONESIA			23,536,336
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,685,000	2,031,268
JORDAN - 0.5%
Jordan Government 7.375% 10/10/2047 (e)		3,290,000	3,303,358
Jordan Government 7.5% 1/13/2029 (e)		2,805,000	2,951,367
Jordan Government 7.75% 1/15/2028 (e)		2,010,000	2,091,666
TOTAL JORDAN			8,346,391
KENYA - 1.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (e)		6,310,000	5,767,908
Republic of Kenya Government Bond 8% 5/22/2032 (e)		685,000	708,800
Republic of Kenya Government Bond 8.8% 10/9/2038 (e)		1,045,000	1,056,488
Republic of Kenya Government Bond 9.5% 3/5/2036 (e)		3,795,000	4,036,362
Republic of Kenya Government Bond 9.75% 2/16/2031 (e)		3,710,000	4,053,175
TOTAL KENYA			15,622,733
LEBANON - 0.4%
Lebanon Republic 5.8% (c)(g)		5,875,000	1,351,250
Lebanon Republic 6% (c)(g)		1,587,000	365,010
Lebanon Republic 6.1% (c)(g)		4,135,000	951,050
Lebanon Republic 6.2% (c)(g)		3,645,000	838,350
Lebanon Republic 6.375% (c)(g)		3,472,000	802,483
Lebanon Republic 8.25% (c)(g)		11,955,000	2,761,605
TOTAL LEBANON			7,069,748
MEXICO - 2.0%
United Mexican States 3.771% 5/24/2061		3,135,000	1,928,025
United Mexican States 4.35% 1/15/2047		5,925,000	4,461,525
United Mexican States 5.375% 3/22/2033		2,065,000	2,045,857
United Mexican States 5.75% 10/12/2110		2,355,000	1,971,135
United Mexican States 6.05% 1/11/2040		10,222,000	10,174,979
United Mexican States 6.338% 5/4/2053		1,695,000	1,612,793
United Mexican States 6.35% 2/9/2035		2,485,000	2,599,882
United Mexican States 6.875% 5/13/2037		1,460,000	1,558,550
United Mexican States 7.375% 5/13/2055		2,540,000	2,733,040
United Mexican States 8% 11/7/2047	MXN	32,000,000	1,528,625
United Mexican States 8.5% 3/1/2029	MXN	50,000,000	2,803,575
TOTAL MEXICO			33,417,986
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (e)		2,705,000	2,781,078
Mongolia Government 7.875% 6/5/2029 (e)		490,000	521,238
TOTAL MONGOLIA			3,302,316
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (e)	EUR	1,155,000	1,366,694
Republic of Montenegro 7.25% 3/12/2031 (e)		5,350,000	5,709,467
TOTAL MONTENEGRO			7,076,161
MOROCCO - 0.4%
Moroccan Kingdom 4% 12/15/2050 (e)		5,000,000	3,640,650
Moroccan Kingdom 6.5% 9/8/2033 (e)		2,740,000	2,973,051
TOTAL MOROCCO			6,613,701
NIGERIA - 2.3%
Republic of Nigeria 0% 3/24/2026 (i)	NGN	3,713,000,000	2,453,878
Republic of Nigeria 6.125% 9/28/2028 (e)		5,520,000	5,543,350
Republic of Nigeria 6.5% 11/28/2027 (e)		5,087,000	5,140,770
Republic of Nigeria 7.143% 2/23/2030 (e)		4,110,000	4,243,904
Republic of Nigeria 7.625% 11/28/2047 (e)		5,315,000	5,013,267
Republic of Nigeria 7.696% 2/23/2038 (e)		980,000	981,077
Republic of Nigeria 7.875% 2/16/2032 (e)		2,625,000	2,734,200
Republic of Nigeria 8.375% 3/24/2029 (e)		4,095,000	4,361,585
Republic of Nigeria 9.1297% 1/13/2046 (e)		2,145,000	2,303,194
Republic of Nigeria 9.625% 6/9/2031 (e)		3,050,000	3,456,138
Republic of Nigeria Treasury Bills 0% 3/17/2026 (i)	NGN	2,399,360,000	1,592,226
TOTAL NIGERIA			37,823,589
OMAN - 1.4%
Oman Sultanate 6% 8/1/2029 (e)		1,525,000	1,602,087
Oman Sultanate 6.25% 1/25/2031 (e)		4,805,000	5,131,596
Oman Sultanate 6.5% 3/8/2047 (e)		6,690,000	7,164,120
Oman Sultanate 6.75% 1/17/2048 (e)		7,720,000	8,513,693
Oman Sultanate 7% 1/25/2051 (e)		490,000	555,736
TOTAL OMAN			22,967,232
PAKISTAN - 1.1%
Islamic Republic of Pakistan 6% 4/8/2026 (e)		6,130,000	6,110,874
Islamic Republic of Pakistan 6.875% 12/5/2027 (e)		7,405,000	7,465,166
Islamic Republic of Pakistan 7.375% 4/8/2031 (e)		2,755,000	2,744,669
Islamic Republic of Pakistan 7.875% 3/31/2036 (e)		2,025,000	1,976,906
TOTAL PAKISTAN			18,297,615
PANAMA - 1.6%
Panamanian Republic 2.252% 9/29/2032		2,705,000	2,231,625
Panamanian Republic 3.16% 1/23/2030		3,670,000	3,435,120
Panamanian Republic 3.298% 1/19/2033		5,355,000	4,704,263
Panamanian Republic 3.87% 7/23/2060		1,880,000	1,241,739
Panamanian Republic 4.3% 4/29/2053		1,795,000	1,344,021
Panamanian Republic 4.5% 4/16/2050		4,575,000	3,522,152
Panamanian Republic 6.4% 2/14/2035		2,700,000	2,843,541
Panamanian Republic 7.875% 3/1/2057		4,390,000	5,106,364
Panamanian Republic 8% 3/1/2038		1,880,000	2,197,485
TOTAL PANAMA			26,626,310
PARAGUAY - 0.7%
Republic of Paraguay 2.739% 1/29/2033 (e)		1,305,000	1,166,670
Republic of Paraguay 4.95% 4/28/2031 (e)		3,865,000	3,921,894
Republic of Paraguay 5.4% 3/30/2050 (e)		3,925,000	3,673,309
Republic of Paraguay 6% 2/9/2036 (e)		1,155,000	1,240,470
Republic of Paraguay 6.65% 3/4/2055 (e)		1,045,000	1,138,919
TOTAL PARAGUAY			11,141,262
PERU - 0.8%
Peruvian Republic 2.783% 1/23/2031		3,585,000	3,317,917
Peruvian Republic 3% 1/15/2034		5,225,000	4,545,750
Peruvian Republic 3.3% 3/11/2041		7,075,000	5,472,513
TOTAL PERU			13,336,180
PHILIPPINES - 0.9%
Philippine Republic 2.65% 12/10/2045		2,130,000	1,411,924
Philippine Republic 2.95% 5/5/2045		865,000	605,500
Philippine Republic 4.75% 3/5/2035		1,485,000	1,488,713
Philippine Republic 5% 7/17/2033		1,135,000	1,164,439
Philippine Republic 5.175% 9/5/2049		1,970,000	1,884,423
Philippine Republic 5.5% 1/17/2048		1,005,000	1,006,568
Philippine Republic 5.6% 5/14/2049		1,795,000	1,817,998
Philippine Republic 5.609% 4/13/2033		1,670,000	1,770,200
Philippine Republic 5.95% 10/13/2047		2,670,000	2,814,180
TOTAL PHILIPPINES			13,963,945
POLAND - 1.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (e)		2,000,000	2,060,420
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (e)		985,000	1,041,125
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)		1,700,000	1,756,559
Republic of Poland 5.375% 2/12/2035		2,780,000	2,886,335
Republic of Poland 5.5% 3/18/2054		1,775,000	1,693,199
Republic of Poland 5.5% 4/4/2053		7,395,000	7,056,729
TOTAL POLAND			16,494,367
QATAR - 0.2%
State of Qatar 4.817% 3/14/2049 (e)		1,424,000	1,337,933
State of Qatar 5.103% 4/23/2048 (e)		2,770,000	2,726,151
TOTAL QATAR			4,064,084
ROMANIA - 1.9%
Romanian Republic 3% 2/14/2031 (e)		5,296,000	4,810,569
Romanian Republic 3.625% 3/27/2032 (e)		2,618,000	2,391,386
Romanian Republic 4% 2/14/2051 (e)		6,255,000	4,269,783
Romanian Republic 5.75% 9/16/2030 (e)		2,256,000	2,323,860
Romanian Republic 6% 5/25/2034 (e)		2,500,000	2,533,613
Romanian Republic 6.125% 1/22/2044 (e)		1,700,000	1,642,625
Romanian Republic 6.125% 10/7/2037 (e)	EUR	2,720,000	3,213,518
Romanian Republic 6.85% 7/29/2030	RON	6,455,000	1,498,306
Romanian Republic 7.125% 1/17/2033 (e)		2,880,000	3,132,302
Romanian Republic 7.5% 2/10/2037 (e)		3,382,000	3,734,176
Romanian Republic 7.625% 1/17/2053 (e)		1,138,000	1,249,592
TOTAL ROMANIA			30,799,730
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (e)		3,195,000	2,966,366
SAUDI ARABIA - 0.9%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (e)		4,030,000	3,473,860
Kingdom of Saudi Arabia 3.45% 2/2/2061 (e)		2,775,000	1,768,021
Kingdom of Saudi Arabia 3.75% 1/21/2055 (e)		3,755,000	2,651,969
Kingdom of Saudi Arabia 4.5% 10/26/2046 (e)		3,471,000	2,967,705
Kingdom of Saudi Arabia 4.5% 4/22/2060 (e)		2,055,000	1,638,862
Kingdom of Saudi Arabia 4.625% 10/4/2047 (e)		3,040,000	2,624,430
TOTAL SAUDI ARABIA			15,124,847
SENEGAL - 0.2%
Republic of Senegal 4.75% 3/13/2028 (g)	EUR	1,555,000	1,272,352
Republic of Senegal 6.75% 3/13/2048 (e)		5,030,000	2,678,475
TOTAL SENEGAL			3,950,827
SERBIA - 0.7%
Republic of Serbia 2.125% 12/1/2030 (e)		3,540,000	3,085,995
Republic of Serbia 6% 6/12/2034 (e)		2,125,000	2,194,063
Republic of Serbia 6.25% 5/26/2028 (e)		865,000	895,743
Republic of Serbia 6.5% 9/26/2033 (e)		5,020,000	5,383,950
TOTAL SERBIA			11,559,751
SOUTH AFRICA - 1.4%
South African Republic 5% 10/12/2046		1,460,000	1,143,925
South African Republic 5.65% 9/27/2047		6,075,000	5,135,106
South African Republic 5.75% 9/30/2049		7,030,000	5,931,563
South African Republic 6.125% 12/11/2037 (e)		855,000	843,670
South African Republic 7.1% 11/19/2036 (e)		2,840,000	3,047,150
South African Republic 7.3% 4/20/2052		3,545,000	3,580,450
South African Republic 7.95% 11/19/2054 (e)		2,500,000	2,687,500
TOTAL SOUTH AFRICA			22,369,364
SRI LANKA - 1.4%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (e)(h)		3,176,603	3,005,861
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (e)(h)		8,508,949	7,285,788
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (e)(h)		5,217,007	4,734,434
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (e)(h)		2,607,407	2,362,962
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (e)(h)		3,886,947	2,948,423
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (e)		2,785,081	2,666,715
TOTAL SRI LANKA			23,004,183
TURKEY - 2.8%
Turkish Republic 32.6% 2/10/2027	TRY	91,355,000	2,087,956
Turkish Republic 4.875% 4/16/2043		5,290,000	4,074,094
Turkish Republic 5.125% 2/17/2028		1,505,000	1,517,416
Turkish Republic 5.75% 5/11/2047		2,110,000	1,734,948
Turkish Republic 5.875% 6/26/2031		1,615,000	1,617,365
Turkish Republic 5.95% 1/15/2031		2,685,000	2,710,134
Turkish Republic 6% 1/14/2041		6,082,000	5,479,517
Turkish Republic 6.5% 1/3/2035		4,480,000	4,502,400
Turkish Republic 6.625% 2/17/2045		150,000	139,649
Turkish Republic 6.75% 5/30/2040		2,112,000	2,084,945
Turkish Republic 6.8% 11/4/2036		1,670,000	1,683,460
Turkish Republic 7.25% 5/29/2032		2,115,000	2,251,312
Turkish Republic 7.625% 5/15/2034		3,025,000	3,279,433
Turkish Republic 9.125% 7/13/2030		3,825,000	4,371,153
Turkish Republic 9.375% 1/19/2033		515,000	607,828
Turkish Republic 9.375% 3/14/2029		5,270,000	5,915,470
TOTAL TURKEY			44,057,080
UKRAINE - 1.5%
Ukraine Government 0% 2/1/2030 (e)(h)		1,029,342	607,312
Ukraine Government 0% 2/1/2034 (e)(h)		3,846,504	1,817,473
Ukraine Government 0% 2/1/2035 (e)(h)		3,810,568	2,152,971
Ukraine Government 0% 2/1/2036 (e)(h)		2,708,807	1,523,704
Ukraine Government 4% 2/1/2032 (e)(h)		2,988,200	2,256,091
Ukraine Government 4.5% 2/1/2029 (e)(h)		5,423,626	4,054,160
Ukraine Government 4.5% 2/1/2034 (e)(h)		12,856,568	7,810,366
Ukraine Government 4.5% 2/1/2035 (e)(h)		3,491,888	2,077,673
Ukraine Government 4.5% 2/1/2036 (e)(h)		2,466,802	1,443,079
TOTAL UKRAINE			23,742,829
UNITED ARAB EMIRATES - 1.0%
Emirate of Abu Dhabi 3.125% 9/30/2049 (e)		13,102,000	9,354,828
Emirate of Abu Dhabi 3.875% 4/16/2050 (e)		1,720,000	1,381,160
Emirate of Abu Dhabi 5.5% 4/30/2054 (e)		2,370,000	2,412,423
Emirate of Dubai 3.9% 9/9/2050 (g)		4,805,000	3,630,922
TOTAL UNITED ARAB EMIRATES			16,779,333
URUGUAY - 0.6%
Uruguay Republic 4.975% 4/20/2055		2,840,000	2,582,980
Uruguay Republic 5.1% 6/18/2050		6,360,000	6,007,020
Uruguay Republic 5.75% 10/28/2034		1,745,000	1,860,170
TOTAL URUGUAY			10,450,170
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.7% 11/25/2030 (e)		1,095,000	1,016,642
Republic of Uzbekistan 3.9% 10/19/2031 (e)		2,880,000	2,653,459
Republic of Uzbekistan 5.375% 2/20/2029 (e)		1,145,000	1,147,656
TOTAL UZBEKISTAN			4,817,757
VENEZUELA - 1.0%
Venezuela Republic 11.95% (c)(g)		17,015,000	5,410,770
Venezuela Republic 12.75% (c)(g)		3,625,000	1,150,938
Venezuela Republic 9.25% (c)		27,915,000	9,016,545
TOTAL VENEZUELA			15,578,253
ZAMBIA - 0.3%
Republic of Zambia 0.5% 12/31/2053 (e)		4,690,236	3,317,641
Republic of Zambia 5.75% 6/30/2033 (e)(h)		1,838,828	1,807,807
TOTAL ZAMBIA			5,125,448
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $893,270,332)			917,948,920

Non-Convertible Corporate Bonds - 28.7%
		Principal Amount (a)	Value ($)
AZERBAIJAN - 0.7%
Energy - 0.7%
Energy Equipment & Services - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (e)		7,646,000	7,682,089
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (g)		2,950,000	3,189,481

TOTAL AZERBAIJAN			10,871,570
BAHRAIN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Bapco Energies BSC Closed 7.5% 10/25/2027 (e)		6,889,000	7,122,813
Bapco Energies BSC Closed 8.375% 11/7/2028 (e)		1,470,000	1,580,323

TOTAL BAHRAIN			8,703,136
BRAZIL - 2.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc 4.9% 1/15/2033		2,335,000	2,309,840
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.3%
Minerva Luxembourg SA 4.375% 3/18/2031 (e)		690,000	640,665
Minerva Luxembourg SA 8.875% 9/13/2033 (e)		1,130,000	1,234,126
NBM US Holdings Inc 6.625% 8/6/2029 (e)		2,270,000	2,293,767
			4,168,558
Food Products - 0.1%
Marb Bondco PLC 3.95% 1/29/2031 (e)		2,430,000	2,198,300
TOTAL CONSUMER STAPLES			6,366,858
Energy - 0.5%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (e)		2,521,401	2,747,096
Oil, Gas & Consumable Fuels - 0.3%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (e)		2,990,836	2,620,720
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (e)		2,785,000	2,715,042
			5,335,762
TOTAL ENERGY			8,082,858
Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (e)		2,695,000	2,770,810
Industrials - 0.2%
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (e)		1,035,000	1,087,402
Passenger Airlines - 0.1%
Azul Secured Finance LLP 11.5% (c)		2,465,160	49,303
Azul Secured Finance LLP 11.93% (c)		3,645,668	1,831,948
			1,881,251
TOTAL INDUSTRIALS			2,968,653
Materials - 1.1%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (e)		1,495,000	515,775
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)		3,305,000	1,272,425
Braskem Netherlands Finance BV 8% 10/15/2034 (e)		1,345,000	522,869
			2,311,069
Metals & Mining - 0.7%
CSN Resources SA 5.875% 4/8/2032 (e)		2,115,000	1,661,142
CSN Resources SA 8.875% 12/5/2030 (e)		1,630,000	1,509,559
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(e)		5,699,084	5,797,038
Usiminas International Sarl 7.5% 1/27/2032 (e)		2,100,000	2,178,666
			11,146,405
Paper & Forest Products - 0.3%
LD Celulose International GmbH 7.95% 1/26/2032 (e)		1,970,000	2,066,037
Suzano Netherlands BV 5.5% 1/15/2036		2,865,000	2,840,304
			4,906,341
TOTAL MATERIALS			18,363,815
TOTAL BRAZIL			40,862,834
CHILE - 2.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
VTR Comunicaciones SpA 4.375% 4/15/2029 (e)		933,000	905,009
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (e)		1,215,000	1,267,780
Empresa Nacional del Petroleo 6.15% 5/10/2033 (e)		1,885,000	1,990,767
TOTAL ENERGY			3,258,547
Materials - 1.7%
Metals & Mining - 1.6%
Antofagasta PLC 5.625% 9/9/2035 (e)		1,500,000	1,540,500
Antofagasta PLC 5.625% 5/13/2032 (e)		4,790,000	4,964,979
Corp Nacional del Cobre de Chile 3% 9/30/2029 (e)		2,000,000	1,899,375
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (e)		1,645,000	1,560,562
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (e)		1,865,000	1,209,462
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (e)		3,765,000	2,673,338
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (e)		1,970,000	1,605,353
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (e)		1,575,000	1,582,875
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (e)		955,000	997,000
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (e)		1,730,000	1,770,378
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (e)		1,160,000	1,233,660
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (e)		1,860,000	2,011,172
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (e)		1,905,000	2,048,466
			25,097,120
Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (e)		1,330,000	1,371,829
Inversiones CMPC SA 6.7% 12/9/2057 (b)(e)		1,010,000	1,014,353
			2,386,182
TOTAL MATERIALS			27,483,302
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (e)		1,104,581	1,137,033
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (e)		930,800	975,302
TOTAL UTILITIES			2,112,335
TOTAL CHILE			33,759,193
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV 3.832% 2/8/2051 (e)		1,590,000	1,068,766
Prosus NV 4.027% 8/3/2050 (e)		2,950,000	2,050,250
Prosus NV 4.193% 1/19/2032 (e)		3,505,000	3,359,332

TOTAL CHINA			6,478,348
COLOMBIA - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (e)		1,255,000	1,141,785
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Ecopetrol SA 4.625% 11/2/2031		2,660,000	2,369,395
Ecopetrol SA 8.375% 1/19/2036		4,725,000	4,845,960
Ecopetrol SA 8.875% 1/13/2033		5,635,000	5,995,640
Geopark Ltd 5.5% 1/17/2027 (e)		2,685,000	2,537,325
Geopark Ltd 8.75% 1/31/2030 (e)		2,545,000	2,373,213
TOTAL ENERGY			18,121,533
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (e)		3,465,000	3,614,003
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (e)		5,545,000	5,149,364
Termocandelaria Power SA 7.75% 9/17/2031 (e)		2,475,000	2,555,438
TOTAL UTILITIES			7,704,802
TOTAL COLOMBIA			30,582,123
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (e)		2,305,000	2,378,098
COSTA RICA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (e)		2,280,000	2,389,736
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (e)		2,685,000	2,773,954
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (e)	EUR	670,000	814,942
Czechoslovak Group AS 6.5% 1/10/2031 (e)		2,185,000	2,245,088

TOTAL CZECH REPUBLIC			3,060,030
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (e)		1,825,000	1,919,681
GEORGIA - 0.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Silk Road Group Holding LLC 7.5% 9/15/2030 (e)		1,965,000	1,976,053
Industrials - 0.2%
Ground Transportation - 0.2%
Georgian Railway JSC 4% 6/17/2028 (e)		2,290,000	2,154,753
TOTAL GEORGIA			4,130,806
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.5% 3/1/2028 (e)		875,000	586,250
Kosmos Energy Ltd 8.75% 10/1/2031 (e)		7,075,000	3,997,375

TOTAL GHANA			4,583,625
GUATEMALA - 0.8%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (e)		3,975,000	3,797,318
Millicom International Cellular SA 4.5% 4/27/2031 (e)		2,050,000	1,903,692
Millicom International Cellular SA 7.375% 4/2/2032 (e)		1,650,000	1,715,488
TOTAL COMMUNICATION SERVICES			7,416,498
Utilities - 0.3%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (e)		2,155,000	2,154,169
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (e)		2,970,000	2,973,713
TOTAL UTILITIES			5,127,882
TOTAL GUATEMALA			12,544,380
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (e)		1,070,000	1,099,093
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (g)		1,280,000	1,350,400
MVM Energetika Zrt 7.5% 6/9/2028 (g)		330,000	348,305
TOTAL UTILITIES			1,698,705
TOTAL HUNGARY			2,797,798
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (e)		1,365,000	1,392,300
INDONESIA - 0.9%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (e)		3,730,000	3,741,451
Pertamina Persero PT 4.175% 1/21/2050 (e)		2,985,000	2,331,106
TOTAL ENERGY			6,072,557
Materials - 0.5%
Metals & Mining - 0.5%
Freeport Indonesia PT 4.763% 4/14/2027 (e)		1,225,000	1,228,063
Freeport Indonesia PT 5.315% 4/14/2032 (e)		2,085,000	2,121,977
Freeport Indonesia PT 6.2% 4/14/2052 (e)		1,420,000	1,446,952
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (e)		2,955,000	3,041,256
TOTAL MATERIALS			7,838,248
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (e)		1,140,000	1,155,675
TOTAL INDONESIA			15,066,480
ISRAEL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energean Israel Finance Ltd 5.375% 3/30/2028 (e)(g)		1,335,000	1,316,650
Energean Israel Finance Ltd 5.875% 3/30/2031 (e)(g)		1,265,000	1,223,513
Leviathan Bond Ltd 6.5% 6/30/2027 (e)(g)		2,590,000	2,604,942
Leviathan Bond Ltd 6.75% 6/30/2030 (e)(g)		1,220,000	1,241,497

TOTAL ISRAEL			6,386,602
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (e)		1,300,000	1,332,903
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (e)		1,020,000	1,018,409

TOTAL JAMAICA			2,351,312
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (e)		2,010,000	1,813,402
KazMunayGas National Co JSC 5.75% 4/19/2047 (e)		1,010,000	952,652
KazMunayGas National Co JSC 6.375% 10/24/2048 (e)		1,400,000	1,409,758
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (e)		2,570,000	2,378,869

TOTAL KAZAKHSTAN			6,554,681
MALAYSIA - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (e)		3,610,000	3,268,169
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petronas Capital Ltd 3.404% 4/28/2061 (e)		5,315,000	3,609,045
Petronas Capital Ltd 3.5% 4/21/2030 (e)		1,730,000	1,682,027
TOTAL ENERGY			5,291,072
Industrials - 0.2%
Marine Transportation - 0.2%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (e)		3,090,000	3,068,246
TOTAL MALAYSIA			11,627,487
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (e)		1,685,000	1,699,744
MEXICO - 3.7%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (c)(g)		10,535,000	3,581,900
Consumer Staples - 0.1%
Food Products - 0.1%
Gruma SAB de CV 5.761% 12/9/2054 (e)		1,160,000	1,161,427
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Petroleos Mexicanos 10% 2/7/2033		700,000	809,179
Petroleos Mexicanos 6.625% 6/15/2035		14,146,000	13,392,726
Petroleos Mexicanos 6.7% 2/16/2032		4,827,000	4,813,147
Petroleos Mexicanos 6.75% 9/21/2047		10,407,000	8,535,821
Petroleos Mexicanos 6.95% 1/28/2060		5,995,000	4,865,542
Petroleos Mexicanos 7.69% 1/23/2050		7,493,000	6,716,276
TOTAL ENERGY			39,132,691
Financials - 0.2%
Capital Markets - 0.2%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (e)		3,100,000	3,152,700
Materials - 0.3%
Chemicals - 0.3%
Braskem Idesa SAPI 7.45% (c)(e)		1,965,000	1,147,481
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (e)		3,975,000	3,919,350
TOTAL MATERIALS			5,066,831
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (e)		2,790,726	3,049,733
Saavi Energia Sarl 8.875% 2/10/2035 (e)		4,410,000	4,769,084
TOTAL UTILITIES			7,818,817
TOTAL MEXICO			59,914,366
MOROCCO - 0.6%
Materials - 0.6%
Chemicals - 0.6%
OCP SA 3.75% 6/23/2031 (e)		3,980,000	3,719,987
OCP SA 5.125% 6/23/2051 (e)		1,000,000	824,770
OCP SA 6.1% 4/30/2030 (e)		1,660,000	1,733,239
OCP SA 6.875% 4/25/2044 (e)		3,000,000	3,123,330

TOTAL MOROCCO			9,401,326
NIGERIA - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (e)		944,000	937,590
IHS Holding Ltd 7.875% 5/29/2030 (e)		2,780,000	2,858,396
TOTAL COMMUNICATION SERVICES			3,795,986
Information Technology - 0.1%
Communications Equipment - 0.1%
IHS Netherlands Holdco BV 8% 9/18/2027 (e)		1,024,338	1,024,154
TOTAL NIGERIA			4,820,140
PANAMA - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (e)		3,275,000	3,320,031
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (e)		4,955,000	4,713,445
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (e)		2,805,000	2,890,092
TOTAL COMMUNICATION SERVICES			10,923,568
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)		1,230,000	992,007
TOTAL PANAMA			11,915,575
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (e)		1,164,000	1,157,458
PERU - 0.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
InRetail Shopping Malls 5.65% 10/16/2032 (e)		2,265,000	2,272,089
Materials - 0.6%
Metals & Mining - 0.6%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (e)		4,180,000	4,347,744
Volcan Cia Minera SAA 8.5% 10/28/2032 (e)		3,955,000	4,058,344
TOTAL MATERIALS			8,406,088
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (e)		1,685,000	1,722,828
TOTAL PERU			12,401,005
POLAND - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ORLEN SA 6% 1/30/2035 (e)		3,890,000	4,099,118
QATAR - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
QatarEnergy 2.25% 7/12/2031 (e)		3,295,000	2,956,603
QatarEnergy 3.125% 7/12/2041 (e)		5,805,000	4,469,850
QatarEnergy 3.3% 7/12/2051 (e)		7,160,000	5,012,573

TOTAL QATAR			12,439,026
SAUDI ARABIA - 2.9%
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (e)		6,746,474	6,250,676
Saudi Arabian Oil Co 2.25% 11/24/2030 (e)		4,120,000	3,722,853
Saudi Arabian Oil Co 3.25% 11/24/2050 (e)		4,170,000	2,776,678
Saudi Arabian Oil Co 3.5% 4/16/2029 (e)		3,899,000	3,797,996
Saudi Arabian Oil Co 4.25% 4/16/2039 (e)		11,775,000	10,684,164
Saudi Arabian Oil Co 4.375% 4/16/2049 (e)		3,671,000	3,024,335
Saudi Arabian Oil Co 5.875% 7/17/2064 (e)		1,030,000	1,000,388
Saudi Arabian Oil Co 6.375% 6/2/2055 (e)		2,455,000	2,564,935
Saudi Arabian Oil Co 6.375% 6/2/2055 (g)		870,000	908,958
TOTAL ENERGY			34,730,983
Industrials - 0.6%
Construction & Engineering - 0.6%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (e)		1,265,000	1,320,571
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (e)		2,330,000	2,431,939
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (e)		2,260,000	2,402,301
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (e)		1,685,000	1,842,446
TMS Issuer Sarl 5.78% 8/23/2032 (e)		1,670,000	1,740,453
TOTAL INDUSTRIALS			9,737,710
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (e)		2,005,000	2,052,378
TOTAL SAUDI ARABIA			46,521,071
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (e)		2,770,000	2,766,548
SOUTH AFRICA - 1.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (e)		4,320,000	3,890,246
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (e)		2,125,000	2,245,195
Materials - 0.4%
Chemicals - 0.4%
Sasol Financing USA LLC 4.375% 9/18/2026		3,705,000	3,681,845
Sasol Financing USA LLC 6.5% 9/27/2028		560,000	549,640
Sasol Financing USA LLC 8.75% 5/3/2029 (e)		1,210,000	1,228,421
TOTAL MATERIALS			5,459,906
Utilities - 0.3%
Electric Utilities - 0.3%
Eskom Holdings 6.35% 8/10/2028 (e)		3,515,000	3,635,828
Eskom Holdings 8.45% 8/10/2028 (e)		1,310,000	1,405,800
TOTAL UTILITIES			5,041,628
TOTAL SOUTH AFRICA			16,636,975
TURKEY - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (e)		1,600,000	1,632,496
Financials - 0.5%
Banks - 0.5%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(e)		4,500,000	4,669,065
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (e)		1,895,000	1,902,106
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (e)		2,170,000	2,240,525
TOTAL FINANCIALS			8,811,696
Industrials - 0.1%
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (e)		1,355,000	1,412,588
TOTAL TURKEY			11,856,780
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (e)		1,441,937	1,102,562
UNITED ARAB EMIRATES - 2.3%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (e)		4,215,000	3,963,786
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (e)		8,100,000	7,147,278
TOTAL ENERGY			11,111,064
Financials - 0.8%
Financial Services - 0.8%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (e)		2,855,000	2,768,465
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (e)		1,390,000	1,465,240
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (e)		1,515,000	1,441,916
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (e)		1,715,000	1,687,131
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (e)		3,040,000	2,885,356
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (e)		1,620,000	1,710,623
TOTAL FINANCIALS			11,958,731
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(g)		3,505,000	3,659,606
Alpha Star Holding IX Ltd 7% 8/26/2028 (g)		1,980,000	2,023,699
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (g)		1,505,000	1,551,549
TOTAL REAL ESTATE			7,234,854
Utilities - 0.4%
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (e)		2,460,000	1,987,557
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (e)		1,740,000	1,751,605
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (e)		2,850,000	2,794,796
TOTAL UTILITIES			6,533,958
TOTAL UNITED ARAB EMIRATES			36,838,607
UZBEKISTAN - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (e)		1,595,000	1,650,825
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (e)		2,875,000	3,009,923
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (e)		3,010,000	3,207,532
Navoiyuran State Enterprise 6.7% 7/2/2030 (e)		3,185,000	3,208,059

TOTAL UZBEKISTAN			11,076,339
VENEZUELA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos de Venezuela SA 12.75% (c)(e)		3,065,000	870,460
Petroleos de Venezuela SA 5.375% (c)(g)		6,115,000	1,411,831
Petroleos de Venezuela SA 5.5% (c)(g)		3,475,000	806,200
Petroleos de Venezuela SA 6% (c)(e)		15,840,000	3,682,800
Petroleos de Venezuela SA 6% (c)(e)		4,980,000	1,157,850
Petroleos de Venezuela SA 9.75% (c)(e)		12,585,000	3,259,515

TOTAL VENEZUELA			11,188,656
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (e)		1,630,958	1,616,181
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $494,443,270)			468,665,651

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Credito e Inversiones SA 7.5% (b)(d)(e)	1,775,000	1,925,089
Banco de Credito e Inversiones SA 8.75% (b)(d)(e)	1,745,000	1,939,615

TOTAL CHILE		3,864,704
MEXICO - 0.9%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(e)	3,300,000	3,430,932
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(e)	1,195,000	1,262,587
TOTAL FINANCIALS		4,693,519
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV 5.125% (b)(d)(e)	5,290,000	5,366,238
Cemex SAB de CV 7.2% (b)(d)(e)	2,760,000	2,939,055
TOTAL MATERIALS		8,305,293
TOTAL MEXICO		12,998,812
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(d)(e)(f)	1,625,000	81,250
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (b)(d)(g)	1,965,000	1,957,420
UNITED ARAB EMIRATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Emirates NBD Bank PJSC 4.25% (b)(d)(g)	2,000,000	1,961,418
TOTAL PREFERRED SECURITIES (Cost $21,547,895)		20,863,604

U.S. Treasury Obligations - 2.8%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.09 to 3.12	12,474,000	8,716,208
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	9,912,000	8,266,453
US Treasury Bonds 3.625% 2/15/2053	3.96 to 5.06	4,641,000	3,757,397
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	4,389,000	4,380,771
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.87	3,633,000	3,641,941
US Treasury Notes 4% 2/28/2030	3.40	2,772,000	2,807,299
US Treasury Notes 4.125% 3/31/2031	4.66	6,174,000	6,278,910
US Treasury Notes 4.625% 9/30/2028	4.87	4,578,000	4,707,472
US Treasury Notes 4.625% 9/30/2030	5.00	2,898,000	3,011,429
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,027,493)			45,567,880

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $133,000,429)	3.79	132,973,835	133,000,429

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $1,609,138,121)	1,603,554,485
NET OTHER ASSETS (LIABILITIES) - 1.7%	28,135,512
NET ASSETS - 100.0%	1,631,689,997

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	572	3/2026	64,224,875	(310,093)

The notional amount of long futures as a percentage of Net Assets is 3.9%.

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 44 Index	12/2030	ICE	(1%)	Quarterly	14,800,000	(18,584)	0	(18,584)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Monthly	1D TIIE(3)	Monthly	CME	8/2026	MXN	28,000,000	4,319	0	4,319

(1)Swaps with CME Group (CME) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Represents floating rate.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Security is perpetual in nature with no stated maturity date.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $961,768,188 or 58.9% of net assets.

(f)	Level 3 security.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $49,461,026 or 3.0% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Zero coupon bond which is issued at a discount.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,530,437	655,113,106	561,644,485	3,524,845	1,371	-	133,000,429	132,973,835	0.2%
Total	39,530,437	655,113,106	561,644,485	3,524,845	1,371	-	133,000,429

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Convertible Preferred Stocks
Materials	3,066,001	-	3,066,001	-

Fixed-Income Funds	14,442,000	14,442,000	-	-

Foreign Government and Government Agency Obligations	917,948,920	-	917,948,920	-

Non-Convertible Corporate Bonds
Communication Services	38,120,743	-	38,120,743	-
Consumer Discretionary	17,094,994	-	17,094,994	-
Consumer Staples	7,528,285	-	7,528,285	-
Energy	191,730,281	-	191,730,281	-
Financials	31,575,066	-	31,575,066	-
Industrials	29,910,175	-	29,910,175	-
Information Technology	1,024,154	-	1,024,154	-
Materials	103,914,288	-	103,914,288	-
Real Estate	7,234,854	-	7,234,854	-
Utilities	40,532,811	-	40,532,811	-

Preferred Securities
Financials	12,558,311	-	12,477,061	81,250
Materials	8,305,293	-	8,305,293	-

U.S. Treasury Obligations	45,567,880	-	45,567,880	-

Money Market Funds	133,000,429	133,000,429	-	-
Total Investments in Securities:	1,603,554,485	147,442,429	1,456,030,806	81,250
Derivative Instruments:

Assets
Swaps	4,319	-	4,319	-
Total Assets	4,319	-	4,319	-

Liabilities
Futures Contracts	(310,093)	(310,093)	-	-
Swaps	(18,584)	-	(18,584)	-
Total Liabilities	(328,677)	(310,093)	(18,584)	-
Total Derivative Instruments:	(324,358)	(310,093)	(14,265)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(18,584)
Total Credit Risk	-	(18,584)
Interest Rate Risk
Futures Contracts (b)	-	(310,093)
Swaps (a)	4,319	-
Total Interest Rate Risk	4,319	(310,093)
Total Value of Derivatives	4,319	(328,677)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Debt Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,476,137,692)	$1,470,554,056
Fidelity Central Funds (cost $133,000,429)	133,000,429

Total Investment in Securities (cost $1,609,138,121)		$1,603,554,485
Segregated cash with brokers for derivative instruments		1,367,501
Foreign currency held at value (cost $156,383)		160,549
Receivable for fund shares sold		8,394,507
Interest receivable		24,814,672
Distributions receivable from Fidelity Central Funds		441,372
Receivable from investment adviser for expense reductions		40,366
Total assets		1,638,773,452
Liabilities
Payable for investments purchased	$2,830,439
Payable for fund shares redeemed	3,971,144
Distributions payable	21,069
Payable for daily variation margin on futures contracts	205,562
Payable for daily variation margin on centrally cleared swaps	1,974
Other payables and accrued expenses	53,267
Total liabilities		7,083,455
Net Assets		$1,631,689,997
Net Assets consist of:
Paid in capital		$1,846,975,828
Total accumulated earnings (loss)		(215,285,831)
Net Assets		$1,631,689,997
Net Asset Value, offering price and redemption price per share ($1,631,689,997 ÷ 191,372,632 shares)		$8.53
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$1,795,126
Interest		95,387,193
Income from Fidelity Central Funds		3,524,845
Income before foreign taxes withheld		$100,707,164
Less foreign taxes withheld		(192,093)
Total income		100,515,071
Expenses
Custodian fees and expenses	$15,688
Independent trustees' fees and expenses	5,732
Legal	166,025
Total expenses before reductions	187,445
Expense reductions	(151,939)
Total expenses after reductions		35,506
Net Investment income (loss)		100,479,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,384,526)
Fidelity Central Funds	1,371
Foreign currency transactions	(240,243)
Futures contracts	1,906,598
Swaps	(99,132)
Total net realized gain (loss)		(15,815,932)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $50,409)	120,924,289
Assets and liabilities in foreign currencies	10,134
Futures contracts	318,688
Swaps	(14,265)
Total change in net unrealized appreciation (depreciation)		121,238,846
Net gain (loss)		105,422,914
Net increase (decrease) in net assets resulting from operations		$205,902,479
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,479,565	$85,707,851
Net realized gain (loss)	(15,815,932)	(13,528,910)
Change in net unrealized appreciation (depreciation)	121,238,846	32,768,483
Net increase (decrease) in net assets resulting from operations	205,902,479	104,947,424
Distributions to shareholders	(92,370,464)	(77,300,052)

Share transactions
Proceeds from sales of shares	227,719,634	215,494,185
Reinvestment of distributions	92,332,932	77,300,052
Cost of shares redeemed	(183,407,920)	(224,579,109)

Net increase (decrease) in net assets resulting from share transactions	136,644,646	68,215,128
Total increase (decrease) in net assets	250,176,661	95,862,500

Net Assets
Beginning of period	1,381,513,336	1,285,650,836
End of period	$1,631,689,997	$1,381,513,336

Other Information
Shares
Sold	27,697,811	27,463,426
Issued in reinvestment of distributions	11,251,690	9,829,395
Redeemed	(22,414,373)	(28,400,452)
Net increase (decrease)	16,535,128	8,892,369

Financial Highlights
Fidelity® Series Emerging Markets Debt Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.90	$7.75	$7.34	$9.07	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.554	.496	.524	.470	.456
Net realized and unrealized gain (loss)	.585	.101	.353	(1.779)	(.515)
Total from investment operations	1.139	.597	.877	(1.309)	(.059)
Distributions from net investment income	(.509)	(.447)	(.467)	(.421)	(.411)
Total distributions	(.509)	(.447)	(.467)	(.421)	(.411)
Net asset value, end of period	$8.53	$7.90	$7.75	$7.34	$9.07
Total Return C	14.87%	7.89%	12.47%	(14.45)%	(.60)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.01%	.01%	.02%	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	6.80%	6.29%	7.12%	6.12%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,631,690	$1,381,513	$1,285,651	$1,160,867	$1,442,565
Portfolio turnover rate G	24%	18%	22%	27%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Emerging Markets Debt Local Currency Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 84.0%
		Principal Amount (a)	Value ($)
BRAZIL - 7.9%
Brazilian Federative Republic 10% 1/1/2027	BRL	38,000,000	6,715,115
Brazilian Federative Republic 10% 1/1/2029	BRL	34,000,000	5,746,813
Brazilian Federative Republic 10% 1/1/2031	BRL	13,250,000	2,126,964
Brazilian Federative Republic 10% 1/1/2033	BRL	14,700,000	2,264,869
Brazilian Federative Republic 10% 1/1/2035	BRL	17,500,000	2,620,906
Brazilian Federative Republic Treasury Bills 0% 1/1/2029 (d)	BRL	11,000,000	1,384,353
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (d)	BRL	26,500,000	2,927,104
Brazilian Federative Republic Treasury Bills 0% 1/1/2032 (d)	BRL	13,500,000	1,142,800
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (d)	BRL	43,500,000	7,425,455
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (d)	BRL	17,000,000	2,574,058
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (d)	BRL	19,500,000	2,615,217
TOTAL BRAZIL			37,543,654
CHILE - 1.9%
Chilean Republic 4.7% 9/1/2030 (b)(c)	CLP	1,770,000,000	1,928,562
Chilean Republic 5% 3/1/2035	CLP	3,150,000,000	3,410,629
Chilean Republic 6% 1/1/2043	CLP	675,000,000	790,456
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	2,650,000,000	3,055,996
TOTAL CHILE			9,185,643
CHINA - 4.7%
Peoples Republic of China 1.63% 10/25/2030	CNY	6,000,000	857,426
Peoples Republic of China 1.78% 9/15/2032	CNY	23,500,000	3,365,598
Peoples Republic of China 1.88% 4/25/2055	CNY	16,000,000	2,092,461
Peoples Republic of China 2.04% 11/25/2034	CNY	25,500,000	3,698,733
Peoples Republic of China 2.49% 5/25/2044	CNY	9,250,000	1,352,047
Peoples Republic of China 2.57% 5/20/2054	CNY	4,750,000	708,139
Peoples Republic of China 2.68% 5/21/2030	CNY	23,500,000	3,516,046
Peoples Republic of China 2.88% 2/25/2033	CNY	28,000,000	4,317,128
Peoples Republic of China 3.12% 10/25/2052	CNY	13,250,000	2,178,343
Peoples Republic of China 3.81% 9/14/2050	CNY	1,950,000	353,425
TOTAL CHINA			22,439,346
COLOMBIA - 3.6%
Colombian Republic 12.75% 11/28/2040	COP	7,000,000,000	1,812,484
Colombian Republic 5.75% 11/3/2027	COP	21,950,000,000	5,249,458
Colombian Republic 7% 3/26/2031	COP	5,000,000,000	1,033,627
Colombian Republic 7% 6/30/2032	COP	14,550,000,000	2,867,501
Colombian Republic 7.25% 10/18/2034	COP	12,750,000,000	2,402,678
Colombian Republic 7.25% 10/26/2050	COP	13,000,000,000	2,009,946
Colombian Republic 9.25% 5/28/2042	COP	7,400,000,000	1,482,034
TOTAL COLOMBIA			16,857,728
CZECH REPUBLIC - 4.3%
Czech Republic 0.95% 5/15/2030 (c)	CZK	175,750,000	7,529,862
Czech Republic 1.2% 3/13/2031	CZK	185,120,000	7,809,946
Czech Republic 1.5% 4/24/2040	CZK	21,500,000	687,623
Czech Republic 1.95% 7/30/2037	CZK	13,500,000	496,071
Czech Republic 2% 10/13/2033	CZK	35,500,000	1,452,484
Czech Republic 2.75% 7/23/2029	CZK	26,000,000	1,216,852
Czech Republic 3.5% 5/30/2035	CZK	26,000,000	1,167,040
TOTAL CZECH REPUBLIC			20,359,878
DOMINICAN REPUBLIC - 0.6%
Dominican Republic Bond 10.75% 6/1/2036 (c)	DOP	51,000,000	878,620
Dominican Republic Bond 13.625% 2/3/2033 (b)	DOP	38,500,000	736,970
Dominican Republic Bond 9.75% 6/5/2026 (c)	DOP	88,500,000	1,401,671
TOTAL DOMINICAN REPUBLIC			3,017,261
EGYPT - 0.9%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	36,000,000	658,415
Arab Republic of Egypt 16.1% 5/7/2029	EGP	12,000,000	221,714
Arab Republic of Egypt Treasury Bills 0% 2/24/2026 (d)	EGP	132,000,000	2,665,943
Arab Republic of Egypt Treasury Bills 0% 2/3/2026 (d)	EGP	30,000,000	614,393
TOTAL EGYPT			4,160,465
HUNGARY - 2.4%
Hungary Government 2% 5/23/2029	HUF	275,000,000	734,089
Hungary Government 2.25% 4/20/2033	HUF	680,000,000	1,562,034
Hungary Government 3.25% 10/22/2031	HUF	110,000,000	285,476
Hungary Government 4.75% 11/24/2032	HUF	680,000,000	1,869,766
Hungary Government 6.75% 10/22/2028	HUF	2,053,000,000	6,351,784
Hungary Government 7% 10/24/2035	HUF	225,000,000	697,037
TOTAL HUNGARY			11,500,186
INDIA - 6.8%
Republic of India 6.54% 1/17/2032	INR	264,000,000	2,933,823
Republic of India 6.67% 12/17/2050	INR	475,000,000	4,917,192
Republic of India 6.79% 10/7/2034	INR	540,000,000	6,063,209
Republic of India 7.1% 4/18/2029	INR	85,000,000	974,214
Republic of India 7.1% 4/8/2034	INR	175,000,000	2,000,168
Republic of India 7.17% 4/17/2030	INR	94,500,000	1,080,316
Republic of India 7.18% 7/24/2037	INR	461,500,000	5,262,375
Republic of India 7.18% 8/14/2033	INR	190,000,000	2,181,618
Republic of India 7.26% 8/22/2032	INR	55,000,000	632,752
Republic of India 7.3% 6/19/2053	INR	323,500,000	3,603,101
Republic of India 7.32% 11/13/2030	INR	136,500,000	1,575,620
Republic of India 7.38% 6/20/2027	INR	90,000,000	1,025,363
TOTAL INDIA			32,249,751
INDONESIA - 9.1%
Indonesia Government 6.375% 4/15/2032	IDR	55,500,000,000	3,407,550
Indonesia Government 6.5% 2/15/2031	IDR	65,000,000,000	4,035,964
Indonesia Government 6.5% 7/15/2030	IDR	46,750,000,000	2,910,629
Indonesia Government 6.625% 2/15/2034	IDR	89,000,000,000	5,526,384
Indonesia Government 6.75% 7/15/2035	IDR	47,000,000,000	2,958,280
Indonesia Government 6.875% 4/15/2029	IDR	24,500,000,000	1,536,822
Indonesia Government 7% 2/15/2033	IDR	29,000,000,000	1,835,652
Indonesia Government 7% 9/15/2030	IDR	16,250,000,000	1,027,891
Indonesia Government 7.125% 6/15/2038	IDR	15,500,000,000	992,880
Indonesia Government 7.125% 6/15/2042	IDR	24,750,000,000	1,579,176
Indonesia Government 7.125% 6/15/2043	IDR	11,000,000,000	698,980
Indonesia Government 7.125% 8/15/2040	IDR	14,500,000,000	928,705
Indonesia Government 7.5% 4/15/2040	IDR	58,250,000,000	3,825,112
Indonesia Government 8.25% 5/15/2029	IDR	91,500,000,000	5,973,319
Indonesia Government 8.25% 5/15/2036	IDR	51,000,000,000	3,535,562
Indonesia Government 8.375% 3/15/2034	IDR	34,788,000,000	2,381,924
TOTAL INDONESIA			43,154,830
MALAYSIA - 4.7%
Malaysia Government 3.757% 5/22/2040	MYR	250,000	61,147
Malaysia Government 3.828% 7/5/2034	MYR	23,300,000	5,864,446
Malaysia Government 4.054% 4/18/2039	MYR	4,000,000	1,014,056
Malaysia Government 4.065% 6/15/2050	MYR	17,000,000	4,238,270
Malaysia Government 4.18% 5/16/2044	MYR	6,750,000	1,732,977
Malaysia Government 4.457% 3/31/2053	MYR	4,500,000	1,187,992
Malaysia Government 4.642% 11/7/2033	MYR	2,250,000	598,745
Malaysia Government 4.696% 10/15/2042	MYR	12,700,000	3,445,681
Malaysia Government 4.736% 3/15/2046	MYR	4,500,000	1,229,632
Malaysia Government 4.762% 4/7/2037	MYR	8,750,000	2,364,279
Malaysia Government 4.893% 6/8/2038	MYR	2,000,000	547,536
TOTAL MALAYSIA			22,284,761
MEXICO - 10.1%
United Mexican States 10% 11/20/2036	MXN	10,000,000	590,761
United Mexican States 7% 9/3/2026	MXN	99,250,000	5,503,876
United Mexican States 7.5% 5/26/2033	MXN	113,000,000	5,838,898
United Mexican States 7.5% 6/3/2027	MXN	38,250,000	2,122,803
United Mexican States 7.75% 11/13/2042	MXN	151,250,000	7,176,070
United Mexican States 7.75% 11/23/2034	MXN	100,500,000	5,176,748
United Mexican States 8% 7/31/2053	MXN	92,000,000	4,349,353
United Mexican States 8.5% 11/18/2038	MXN	26,000,000	1,351,502
United Mexican States 8.5% 2/28/2030	MXN	18,000,000	1,002,395
United Mexican States 8.5% 5/31/2029	MXN	249,750,000	13,994,773
TOTAL MEXICO			47,107,179
PERU - 2.0%
Peruvian Republic 5.35% 8/12/2040	PEN	2,250,000	594,227
Peruvian Republic 5.4% 8/12/2034	PEN	1,850,000	548,729
Peruvian Republic 6.15% 8/12/2032	PEN	3,750,000	1,200,609
Peruvian Republic 6.85% 8/12/2035 (b)(c)	PEN	4,750,000	1,522,135
Peruvian Republic 6.9% 8/12/2037	PEN	4,250,000	1,323,486
Peruvian Republic 6.95% 8/12/2031	PEN	8,250,000	2,725,585
Peruvian Republic 7.3% 8/12/2033 (b)(c)	PEN	1,750,000	593,467
Peruvian Republic 7.6% 8/12/2039 (b)(c)	PEN	3,250,000	1,053,729
TOTAL PERU			9,561,967
POLAND - 4.7%
Republic of Poland 1.25% 10/25/2030	PLN	11,700,000	2,814,942
Republic of Poland 1.75% 4/25/2032	PLN	20,500,000	4,807,250
Republic of Poland 2.75% 10/25/2029	PLN	6,450,000	1,703,420
Republic of Poland 5% 1/25/2030	PLN	14,400,000	4,105,073
Republic of Poland 5% 10/25/2034	PLN	16,250,000	4,509,262
Republic of Poland 5% 10/25/2035	PLN	2,500,000	687,857
Republic of Poland 6% 10/25/2033	PLN	11,500,000	3,426,415
TOTAL POLAND			22,054,219
ROMANIA - 4.7%
Romanian Republic 3.25% 6/24/2026	RON	16,500,000	3,757,964
Romanian Republic 3.65% 9/24/2031	RON	4,500,000	891,653
Romanian Republic 4.25% 4/28/2036	RON	2,500,000	470,372
Romanian Republic 4.75% 10/11/2034	RON	5,250,000	1,051,647
Romanian Republic 4.85% 7/25/2029	RON	5,250,000	1,142,001
Romanian Republic 5% 2/12/2029	RON	29,950,000	6,602,315
Romanian Republic 5.8% 7/26/2027	RON	5,750,000	1,315,324
Romanian Republic 6.7% 2/25/2032	RON	5,750,000	1,317,778
Romanian Republic 6.85% 7/29/2030	RON	8,750,000	2,031,012
Romanian Republic 7.2% 10/30/2033	RON	10,500,000	2,483,796
Romanian Republic 7.2% 5/31/2027	RON	4,000,000	932,754
TOTAL ROMANIA			21,996,616
SOUTH AFRICA - 7.2%
South African Republic 11.625% 3/31/2053	ZAR	17,000,000	1,301,650
South African Republic 6.25% 3/31/2036	ZAR	49,500,000	2,553,843
South African Republic 6.5% 2/28/2041	ZAR	30,000,000	1,440,126
South African Republic 7% 2/28/2031	ZAR	43,750,000	2,582,957
South African Republic 8% 1/31/2030	ZAR	42,250,000	2,608,021
South African Republic 8.25% 3/31/2032	ZAR	32,250,000	1,997,254
South African Republic 8.5% 1/31/2037	ZAR	80,000,000	4,799,136
South African Republic 8.75% 2/28/2048	ZAR	128,750,000	7,494,517
South African Republic 8.875% 2/28/2035	ZAR	144,000,000	9,064,558
TOTAL SOUTH AFRICA			33,842,062
THAILAND - 4.6%
Kingdom of Thailand 1.585% 12/17/2035	THB	127,750,000	4,001,070
Kingdom of Thailand 1.6% 6/17/2035	THB	222,350,000	7,000,090
Kingdom of Thailand 2% 6/17/2042	THB	66,000,000	2,030,533
Kingdom of Thailand 2.875% 6/17/2046	THB	44,400,000	1,519,058
Kingdom of Thailand 3.3% 6/17/2038	THB	15,750,000	572,343
Kingdom of Thailand 3.39% 6/17/2037	THB	72,500,000	2,671,490
Kingdom of Thailand 3.45% 6/17/2043	THB	103,500,000	3,829,811
TOTAL THAILAND			21,624,395
TURKEY - 2.9%
Turkish Republic 10.5% 8/11/2027	TRY	27,500,000	464,065
Turkish Republic 17.3% 7/19/2028	TRY	35,500,000	628,530
Turkish Republic 17.8% 7/13/2033	TRY	23,500,000	385,101
Turkish Republic 26.2% 10/5/2033	TRY	61,500,000	1,383,936
Turkish Republic 30% 9/12/2029	TRY	55,250,000	1,254,556
Turkish Republic 31.08% 11/8/2028	TRY	50,500,000	1,164,346
Turkish Republic 32.6% 2/10/2027	TRY	50,000,000	1,142,771
Turkish Republic 36% 8/12/2026	TRY	239,000,000	5,593,297
Turkish Republic 37.84% 7/14/2027	TRY	77,500,000	1,874,214
TOTAL TURKEY			13,890,816
URUGUAY - 0.7%
Uruguay Republic 8.25% 5/21/2031	UYU	31,500,000	830,247
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	60,025,000	1,566,022
Uruguay Republic 9.75% 7/20/2033	UYU	34,298,120	986,548
TOTAL URUGUAY			3,382,817
UZBEKISTAN - 0.2%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	13,410,000,000	1,172,883
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $381,096,041)			397,386,457

Non-Convertible Corporate Bonds - 2.8%
		Principal Amount (a)	Value ($)
GEORGIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank of Georgia JSC 11.5% 11/17/2028 (b)	GEL	3,240,000	1,220,636
MULTI-NATIONAL - 2.5%
Financials - 2.5%
Banks - 1.9%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	234,500,000	2,633,617
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	277,000,000	3,051,880
Inter-American Development Bank 5.1% 11/17/2026	IDR	15,000,000,000	898,289
Inter-American Development Bank 7% 1/25/2029	INR	170,000,000	1,899,300
Inter-American Development Bank 7.35% 10/6/2030	INR	50,000,000	569,373
			9,052,459
Financial Services - 0.6%
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	550,000,000	1,034,258
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	172,000,000	1,933,378
			2,967,636
TOTAL MULTI-NATIONAL			12,020,095
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $13,869,045)			13,240,731

U.S. Treasury Obligations - 0.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (Cost $2,344,566)	3.83	2,355,000	2,345,373

Money Market Funds - 10.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $49,795,420)	3.79	49,783,872	49,793,829

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $447,105,072)	462,766,390
NET OTHER ASSETS (LIABILITIES) - 2.2%	10,249,907
NET ASSETS - 100.0%	473,016,297

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	6,464,000	USD	1,189,985	Citibank NA	2/2026	(21,551)
BRL	4,424,000	USD	810,806	State Street Bank & Trust Co	2/2026	(11,123)
CAD	1,637,000	USD	1,187,134	Goldman Sachs Bank USA	2/2026	7,588
CLP	1,109,543,000	USD	1,193,699	Goldman Sachs Bank USA	2/2026	39,887
CLP	1,638,545,000	USD	1,730,851	State Street Bank & Trust Co	2/2026	90,876
CNY	143,455,000	USD	20,326,603	Citibank NA	2/2026	222,213
COP	2,762,400,000	USD	714,013	BNP Paribas SA	2/2026	4,093
CZK	18,312,000	USD	875,593	Canadian Imperial Bank of Commerce	2/2026	15,729
CZK	25,507,000	USD	1,226,280	JPMorgan Chase Bank NA	2/2026	15,252
EUR	974,000	USD	1,139,356	Brown Brothers Harriman & Co.	2/2026	7,372
EUR	1,049,000	USD	1,235,855	State Street Bank & Trust Co	2/2026	(827)
GBP	894,000	USD	1,191,886	Canadian Imperial Bank of Commerce	2/2026	13,103
HUF	360,127,000	USD	1,092,341	Canadian Imperial Bank of Commerce	2/2026	5,935
HUF	784,935,000	USD	2,361,165	Citibank NA	2/2026	32,645
HUF	58,562,000	USD	177,310	Goldman Sachs Bank USA	2/2026	1,286
INR	119,963,000	USD	1,327,391	Canadian Imperial Bank of Commerce	2/2026	3,403
INR	25,020,000	USD	280,792	Royal Bank of Canada	2/2026	(3,236)
INR	172,240,000	USD	1,936,586	State Street Bank & Trust Co	2/2026	(25,864)
KRW	1,503,200,000	USD	1,032,311	Bank of America NA	2/2026	12,148
KRW	3,383,200,000	USD	2,329,225	Goldman Sachs Bank USA	2/2026	21,503
KZT	719,036,000	USD	1,333,771	Citibank NA	2/2026	63,308
MXN	121,108,000	USD	6,485,290	Royal Bank of Canada	2/2026	215,064
MYR	11,967,000	USD	2,921,631	Goldman Sachs Bank USA	2/2026	30,487
MYR	7,200,000	USD	1,746,301	Goldman Sachs Bank USA	2/2026	29,854
MYR	32,434,000	USD	7,824,849	Goldman Sachs Bank USA	2/2026	176,237
MYR	7,489,070	USD	1,820,386	Goldman Sachs Bank USA	2/2026	27,079
MYR	10,295,000	USD	2,488,819	Goldman Sachs Bank USA	2/2026	50,836
MYR	11,464,000	USD	2,767,879	Goldman Sachs Bank USA	2/2026	60,155
MYR	9,416,000	USD	2,285,326	Royal Bank of Canada	2/2026	37,490
MYR	5,039,000	USD	1,226,332	State Street Bank & Trust Co	2/2026	16,730
MYR	13,557,000	USD	3,273,056	State Street Bank & Trust Co	2/2026	71,296
PEN	3,675,000	USD	1,089,858	State Street Bank & Trust Co	2/2026	1,949
PHP	69,027,000	USD	1,178,740	JPMorgan Chase Bank NA	2/2026	(7,446)
PLN	15,967,000	USD	4,398,143	Canadian Imperial Bank of Commerce	2/2026	48,395
PLN	2,903,000	USD	791,251	Canadian Imperial Bank of Commerce	2/2026	17,185
PLN	977,000	USD	272,206	Canadian Imperial Bank of Commerce	2/2026	(128)
PLN	8,760,000	USD	2,441,628	Canadian Imperial Bank of Commerce	2/2026	(2,117)
PLN	4,205,000	USD	1,173,670	Citibank NA	2/2026	(2,649)
PLN	3,457,000	USD	946,862	Goldman Sachs Bank USA	2/2026	15,854
PLN	8,852,000	USD	2,435,127	Goldman Sachs Bank USA	2/2026	30,004
PLN	4,356,000	USD	1,194,347	State Street Bank & Trust Co	2/2026	18,725
RON	18,452,000	USD	4,182,910	Bank of America NA	2/2026	65,242
THB	37,929,000	USD	1,178,078	JPMorgan Chase Bank NA	2/2026	24,327
THB	20,500,000	USD	662,646	JPMorgan Chase Bank NA	2/2026	(12,765)
THB	45,773,000	USD	1,447,164	JPMorgan Chase Bank NA	2/2026	3,908
THB	33,600,000	USD	1,054,358	JPMorgan Chase Bank NA	2/2026	10,812
THB	527,278,000	USD	16,380,180	JPMorgan Chase Bank NA	2/2026	335,319
USD	2,442,861	BRL	13,666,000	BNP Paribas SA	2/2026	(27,408)
USD	1,973,369	BRL	10,967,000	State Street Bank & Trust Co	2/2026	(9,028)
USD	1,323,985	BRL	7,270,000	State Street Bank & Trust Co	2/2026	9,858
USD	1,170,756	CAD	1,637,000	Brown Brothers Harriman & Co.	2/2026	(23,967)
USD	963,273	CLP	901,768,000	Bank of America NA	2/2026	(39,309)
USD	1,987,812	CLP	1,846,320,000	State Street Bank & Trust Co	2/2026	(64,919)
USD	1,914,348	CNY	13,475,000	BNP Paribas SA	2/2026	(15,841)
USD	713,636	CNY	5,024,000	Bank of America NA	2/2026	(6,013)
USD	4,479,733	CNY	31,380,000	Citibank NA	2/2026	(15,209)
USD	1,329,079	CNY	9,372,000	Goldman Sachs Bank USA	2/2026	(13,387)
USD	723,141	COP	2,762,400,000	Bank of America NA	2/2026	5,036
USD	736,463	CZK	15,321,000	Bank of America NA	2/2026	(9,274)
USD	1,544,456	CZK	32,383,000	Canadian Imperial Bank of Commerce	2/2026	(31,761)
USD	7,029,176	EUR	6,039,000	JPMorgan Chase Bank NA	2/2026	(80,771)
USD	1,169,349	GBP	894,000	Bank of America NA	2/2026	(35,640)
USD	1,270,236	HUF	424,873,000	Goldman Sachs Bank USA	2/2026	(25,496)
USD	2,336,525	HUF	778,751,000	Goldman Sachs Bank USA	2/2026	(38,426)
USD	2,369,019	INR	212,122,000	Bank of America NA	2/2026	15,871
USD	1,173,749	INR	105,101,000	Goldman Sachs Bank USA	2/2026	7,824
USD	4,555,155	KRW	6,612,900,000	BNP Paribas SA	2/2026	(39,647)
USD	1,376,145	KZT	719,036,000	Bank of America NA	2/2026	(20,934)
USD	2,587,085	MXN	46,978,000	Bank of America NA	2/2026	(11,994)
USD	1,739,308	MXN	31,485,000	State Street Bank & Trust Co	2/2026	(2,614)
USD	2,298,897	MXN	42,645,000	State Street Bank & Trust Co	2/2026	(60,457)
USD	1,126,805	MYR	4,643,000	Goldman Sachs Bank USA	2/2026	(18,568)
USD	1,086,314	PEN	3,675,000	Bank of America NA	2/2026	(5,493)
USD	1,164,227	PHP	69,027,000	State Street Bank & Trust Co	2/2026	(7,067)
USD	1,215,561	RON	5,353,000	Goldman Sachs Bank USA	2/2026	(16,845)
USD	1,069,926	RON	4,721,000	JPMorgan Chase Bank NA	2/2026	(16,977)
USD	1,596,115	THB	51,542,000	JPMorgan Chase Bank NA	2/2026	(37,843)
USD	729,585	THB	23,587,000	JPMorgan Chase Bank NA	2/2026	(18,158)
ZAR	12,734,000	USD	767,432	Citibank NA	2/2026	(555)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,100,571
Unrealized Appreciation						1,881,878
Unrealized Depreciation						(781,307)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.49%	Quarterly	3M JIBAR(3)	Quarterly	CME	6/2030	ZAR	1,000,000	2,128	0	2,128

(1)Swaps with CME Group (CME) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Represents floating rate.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
Currency Abbreviations
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
GEL	-	Georgia Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,111,495 or 2.1% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,336,564 or 4.9% of net assets.

(d)	Zero coupon bond which is issued at a discount.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,243,522	190,312,073	179,760,210	1,108,848	35	(1,591)	49,793,829	49,783,872	0.1%
Total	39,243,522	190,312,073	179,760,210	1,108,848	35	(1,591)	49,793,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	397,386,457	-	397,386,457	-

Non-Convertible Corporate Bonds
Financials	13,240,731	-	13,240,731	-

U.S. Treasury Obligations	2,345,373	-	2,345,373	-

Money Market Funds	49,793,829	49,793,829	-	-
Total Investments in Securities:	462,766,390	49,793,829	412,972,561	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	1,881,878	-	1,881,878	-
Swaps	2,128	-	2,128	-
Total Assets	1,884,006	-	1,884,006	-

Liabilities
Forward Foreign Currency Contracts	(781,307)	-	(781,307)	-
Total Liabilities	(781,307)	-	(781,307)	-
Total Derivative Instruments:	1,102,699	-	1,102,699	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,881,878	(781,307)
Total Foreign Exchange Risk	1,881,878	(781,307)
Interest Rate Risk
Swaps (b)	2,128	-
Total Interest Rate Risk	2,128	-
Total Value of Derivatives	1,884,006	(781,307)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Debt Local Currency Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $397,309,652)	$412,972,561
Fidelity Central Funds (cost $49,795,420)	49,793,829

Total Investment in Securities (cost $447,105,072)		$462,766,390
Segregated cash with brokers for derivative instruments		2,044
Foreign currency held at value (cost $1,473,232)		1,290,469
Unrealized appreciation on forward foreign currency contracts		1,881,878
Receivable for fund shares sold		61,378
Reclaims receivable		291,088
Interest receivable		8,776,125
Distributions receivable from Fidelity Central Funds		141,502
Receivable from investment adviser for expense reductions		5,156
Total assets		475,216,030
Liabilities
Unrealized depreciation on forward foreign currency contracts	$781,307
Payable for fund shares redeemed	1,249,600
Payable for daily variation margin on centrally cleared swaps	34
Deferred taxes	156,095
Other payables and accrued expenses	12,697
Total liabilities		2,199,733
Net Assets		$473,016,297
Net Assets consist of:
Paid in capital		$502,903,522
Total accumulated earnings (loss)		(29,887,225)
Net Assets		$473,016,297
Net Asset Value, offering price and redemption price per share ($473,016,297 ÷ 49,614,205 shares)		$9.53
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$31,419,429
Income from Fidelity Central Funds		1,108,848
Income before foreign taxes withheld		$32,528,277
Less foreign taxes withheld		(643,825)
Total income		31,884,452
Expenses
Custodian fees and expenses	$75,858
Independent trustees' fees and expenses	1,729
Total expenses before reductions	77,587
Expense reductions	(70,302)
Total expenses after reductions		7,285
Net Investment income (loss)		31,877,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $139,686)	1,285,254
Fidelity Central Funds	35
Forward foreign currency contracts	(178,339)
Foreign currency transactions	185,217
Swaps	1,106
Total net realized gain (loss)		1,293,273
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $147,878)	43,452,297
Fidelity Central Funds	(1,591)
Forward foreign currency contracts	1,258,938
Assets and liabilities in foreign currencies	330,730
Swaps	2,128
Total change in net unrealized appreciation (depreciation)		45,042,502
Net gain (loss)		46,335,775
Net increase (decrease) in net assets resulting from operations		$78,212,942
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,877,167	$29,214,152
Net realized gain (loss)	1,293,273	(6,852,331)
Change in net unrealized appreciation (depreciation)	45,042,502	(32,823,530)
Net increase (decrease) in net assets resulting from operations	78,212,942	(10,461,709)
Distributions to shareholders	(30,945,258)	(27,290,410)

Share transactions
Proceeds from sales of shares	42,960,314	64,228,884
Reinvestment of distributions	30,945,182	27,290,410
Cost of shares redeemed	(54,532,015)	(67,250,159)

Net increase (decrease) in net assets resulting from share transactions	19,373,481	24,269,135
Total increase (decrease) in net assets	66,641,165	(13,482,984)

Net Assets
Beginning of period	406,375,132	419,858,116
End of period	$473,016,297	$406,375,132

Other Information
Shares
Sold	4,597,124	6,995,994
Issued in reinvestment of distributions	3,292,041	3,089,406
Redeemed	(5,812,804)	(7,360,453)
Net increase (decrease)	2,076,361	2,724,947

Financial Highlights
Fidelity® Series Emerging Markets Debt Local Currency Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.55	$9.37	$8.69	$9.43	$10.81
Income from Investment Operations
Net investment income (loss) A,B	.674	.625	.598	.445	.439
Net realized and unrealized gain (loss)	.971	(.853)	.564	(1.185)	(1.358)
Total from investment operations	1.645	(.228)	1.162	(.740)	(.919)
Distributions from net investment income	(.665)	(.592)	(.482)	-	(.456)
Distributions from net realized gain	-	-	-	-	(.005)
Total distributions	(.665)	(.592)	(.482)	-	(.461)
Net asset value, end of period	$9.53	$8.55	$9.37	$8.69	$9.43
Total Return C	19.35%	(2.54)%	13.53%	(7.85)%	(8.56)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.02%	.02%	.02%	.02%	.03%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	7.16%	6.87%	6.51%	5.17%	4.31%
Supplemental Data
Net assets, end of period (000 omitted)	$473,016	$406,375	$419,858	$383,293	$483,309
Portfolio turnover rate G	59%	46%	71%	53%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the Funds) are funds of Fidelity Hastings Street Trust (the Trust). Fidelity Series Emerging Markets Debt Local Currency Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Fidelity Series Emerging Markets Debt Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Debt Local Currency Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses and Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, certain foreign taxes, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Emerging Markets Debt Fund	1,583,096,910	106,129,012	(85,682,033)	20,446,979
Fidelity Series Emerging Markets Debt Local Currency Fund	445,825,977	22,138,836	(15,347,599)	6,791,237

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Series Emerging Markets Debt Fund	1,234,416	(236,913,141)	20,443,303
Fidelity Series Emerging Markets Debt Local Currency Fund	2,446,139	(38,858,354)	6,681,085

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Emerging Markets Debt Fund	(26,419,130)	(210,494,011)	(236,913,141)
Fidelity Series Emerging Markets Debt Local Currency Fund	(11,592,759)	(27,265,595)	(38,858,354)

The tax character of distributions paid was as follows:

December 31, 2025
Ordinary Income ($)
Fidelity Series Emerging Markets Debt Fund	92,370,464
Fidelity Series Emerging Markets Debt Local Currency Fund	30,945,258

December 31, 2024
Ordinary Income ($)
Fidelity Series Emerging Markets Debt Fund	77,300,052
Fidelity Series Emerging Markets Debt Local Currency Fund	27,290,410

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Emerging Markets Debt Fund
Credit Risk
Swaps	(13,506)	(18,584)
Total Credit Risk	(13,506)	(18,584)
Interest Rate Risk
Futures Contracts	1,906,598	318,688
Swaps	(85,626)	4,319
Total Interest Rate Risk	1,820,972	323,007
Totals	1,807,466	304,423
Fidelity Series Emerging Markets Debt Local Currency Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(178,339)	1,258,938
Total Foreign Exchange Risk	(178,339)	1,258,938
Interest Rate Risk
Swaps	1,106	2,128
Total Interest Rate Risk	1,106	2,128
Totals	(177,233)	1,261,066

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period., unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series Emerging Markets Debt Local Currency Fund	167,011,582

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	366,048,331	324,033,441
Fidelity Series Emerging Markets Debt Local Currency Fund	232,805,391	238,617,417
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Emerging Markets Debt Fund	.003%	137,359
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	62,478

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Emerging Markets Debt Fund	14,580
Fidelity Series Emerging Markets Debt Local Currency Fund	7,824
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (two of the funds constituting Fidelity Hastings Street Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Series Emerging Markets Debt Fund	3.01%
Fidelity Series Emerging Markets Debt Local Currency Fund	1.17%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Series Emerging Markets Debt Fund	$92,370,464
Fidelity Series Emerging Markets Debt Local Currency Fund	$30,945,175

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.924250.114
SED-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026